Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	$ 55,047		$ 38,180
Current Portion of Derivative Liabilities	(13,036)		(80,423)
Derivative Liabilities	(31,717)		(48,388)
Interest Rate Swaps, Cross Currency Swaps Agreement and Foreign Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	26,200
Derivative liability, fair value, gross liability	31,000
Derivative
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	4,057		1,220
Other Non-Current Assets	56,923		41,147
Accrued Liabilities and Other	(2,007)		(5,664)
Current Portion of Derivative Liabilities	(13,036)		(80,423)
Derivative Liabilities	(31,717)		(48,388)
Derivative | Derivatives designated as a cash flow hedge | Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	806		0
Other Non-Current Assets	6,741		1,037
Accrued Liabilities and Other	(3)		(18)
Current Portion of Derivative Liabilities	0		(751)
Derivative Liabilities	0		(7)
Derivative | Derivatives not designated as a cash flow hedge | Foreign Currency Contracts
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other			96
Other Non-Current Assets			0
Accrued Liabilities and Other			0
Current Portion of Derivative Liabilities			(15)
Derivative Liabilities			0
Derivative | Derivatives not designated as a cash flow hedge | Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	3,149		1,124
Other Non-Current Assets	5,632		4,319
Accrued Liabilities and Other	(1,422)		(4,836)
Current Portion of Derivative Liabilities	(9,096)		(35,134)
Derivative Liabilities	(23,420)		(38,213)
Derivative | Derivatives not designated as a cash flow hedge | Cross Currency Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0		0
Other Non-Current Assets	12,322		5,042
Accrued Liabilities and Other	(588)		(810)
Current Portion of Derivative Liabilities	(3,940)		(44,523)
Derivative Liabilities	(8,297)		(10,168)
Derivative | Derivatives not designated as a cash flow hedge | Stock Purchase Warrants
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0		0
Other Non-Current Assets	32,228		30,749
Accrued Liabilities and Other	0		0
Current Portion of Derivative Liabilities	0		0
Derivative Liabilities	0		0
Derivative | Derivatives not designated as a cash flow hedge | Forward freight agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	102
Other Non-Current Assets	0
Accrued Liabilities and Other	0
Current Portion of Derivative Liabilities	0
Derivative Liabilities	$ 0
Series D Warrant
Derivatives, Fair Value [Line Items]
Number of securities called by warrants or rights (in shares)	1,755,000
Brookfield Transaction | Stock Purchase Warrants | Teekay Offshore
Derivatives, Fair Value [Line Items]
Warrants and rights outstanding	$ 31,000		29,400
Teekay Offshore | Series D Warrant
Derivatives, Fair Value [Line Items]
Other Non-Current Assets	$ 1,200		$ 1,300
Brookfield | Stock Purchase Warrants | Teekay Corporation
Derivatives, Fair Value [Line Items]
Number of securities called by warrants or rights (in shares)	15,500,000	14,500,000